CONTRACT LIABILITIES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2023 USD ($)
Current
Contract liabilities - current portion	Rp 6,848	Rp 6,295	$ 445
Non-current
Contract liabilities - non-current portion	2,591	1,561	$ 168
Contract liabilities at the beginning period which recognized as revenue	6,295	6,795
Mobile
Current
Contract liabilities - current portion	3,267	3,577
Enterprise
Current
Contract liabilities - current portion	1,587	1,126
Non-current
Contract liabilities - non-current portion	251	17
WIB
Current
Contract liabilities - current portion	1,291	1,188
Non-current
Contract liabilities - non-current portion	795	700
Consumer
Current
Contract liabilities - current portion	244	233
Non-current
Contract liabilities - non-current portion	705	844
others
Current
Contract liabilities - current portion	459	Rp 171
Non-current
Contract liabilities - non-current portion	Rp 840